RISK MANAGEMENT - Changes in ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (731,608)	$ (1,268,499)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,140,884	$ 1,827,059
GDP Growth | Optimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(226,212)
GDP Growth | Optimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	(123,730)
GDP Growth | Optimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	(3,241)
GDP Growth | Base scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(102,482)
GDP Growth | Base scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	120,489
GDP Growth | Pessimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	27,251
GDP Growth | Pessimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	129,733
GDP Growth | Pessimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	$ 250,222